Label	Element	Value
PD International Large-Cap Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT DATED MARCH 26, 2021

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2020

FOR CLASS P SHARES

This supplement revises the Pacific Select Fund prospectus dated May 1, 2020 for Class P Shares, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus.  This supplement applies to the PD Emerging Markets Portfolio and the PD International Large-Cap Portfolio only.  The changes within this supplement will be effective April 30, 2021.  Remember to review the Prospectus for other important information.  Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Risk/Return [Heading]	rr_RiskReturnHeading	PD International Large-Cap Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The Annual Fund Operating Expenses subsection for the PD International Large-Cap Portfolio will be deleted and replaced with the following:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2022
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

In the Example subsection for the PD International Large-Cap Portfolio, the second sentence will be deleted and replaced with the following:

The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the fee waiver, which is only reflected for the contractual period.

The table in the Example subsection for the PD International Large-Cap Portfolio will be deleted and replaced with the following:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The disclosure in the Principal Investment Strategies subsection for the PD International Large-Cap Portfolio will be deleted and replaced with the following:

Under normal circumstances, this Fund invests at least 80% of its assets in securities included in the large-cap benchmark index for the Fund and in depositary receipts representing securities included in the index. The Fund’s benchmark index is the Morgan Stanley Capital International (“MSCI”) World ex USA Large Cap Index, which is designed to measure the equity market performance of large-capitalization securities in developed markets excluding the United States.

As of December 31, 2020, the market capitalization range of the MSCI World ex USA Large Cap Index was approximately $3.3 billion to $339.8 billion. As of December 31, 2020, the weighted average market capitalization of the Fund was approximately $61.2 billion. Prior to April 30, 2021, the index for this Fund was the MSCI World ex USA Index.

Under normal circumstances, the Fund employs a replication strategy, which means the Fund seeks to replicate the investment results of the MSCI World ex USA Large Cap Index by investing in substantially all of the securities represented in the MSCI World ex USA Large Cap Index. The sub-subadviser may also utilize a statistical sampling approach to attempt to replicate the returns of the MSCI World ex USA Large Cap Index and therefore the Fund may not always hold all of the same securities as the MSCI World ex USA Large Cap Index. Statistical sampling techniques attempt to match the investment characteristics of the index and the Fund by taking into account such factors as capitalization, industry exposures, dividend yield, price to earnings ratio, price to book ratio, earnings growth, and country weightings.

The Fund will not concentrate, except to the same approximate extent as its index may concentrate, in the securities of a particular industry or group of industries. The Fund will focus its assets in securities of issuers in a single country, a small number of countries, or a particular geographic region to the same approximate extent as its index may focus in securities of issuers in that single country, that small number of countries, or that particular geographic region.

The Fund will not deviate from the above noted strategies at any time for any reason.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

In the Principal Risks subsection for the PD International Large-Cap Portfolio, Active Management Risk and Value Companies Risk will be deleted.  Equity Securities Risk will be moved to follow Foreign Markets Risk and Index Sampling Risk, Liquidity Risk and Passive Management Risk will be added after the newly moved Equity Securities Risk.  Underlying Fund Risk will be added after Geographic Focus Risk.  Large-Capitalization Companies Risk will be moved to follow Underlying Fund Risk and Tracking Error Risk and Industry Concentration Risk will be added after the newly moved Large-Capitalization Companies Risk.  The disclosures for the new risks to be added are as follows:

●                 Index Sampling Risk: Because index sampling relies on the securities selected to have economic characteristics similar to securities in the target index, it may not result in the aggregate in investment performance matching that of the Fund’s target index or of other funds that purchased all or substantially all of the securities in the same index.

●                 Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

●                 Passive Management Risk: A passively managed (or index) fund generally holds constituent securities of its benchmark index regardless of performance, which could cause the index fund’s return to be lower than an actively managed fund (which generally seeks to outperform a benchmark index). Such fund will also perform poorly when the index performs poorly. In addition, an index fund has operating and other expenses while an index does not. As such, an index fund will tend to underperform the index to some degree over time even though it will attempt to track its index as closely as possible.

●                 Underlying Fund Risk: Because the Fund is available for investment by the Pacific Dynamix Portfolios and thus may have a significant percentage of its outstanding shares held by the Pacific Dynamix Portfolios, a change in asset allocation by the Pacific Dynamix Portfolios could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.

●                 Industry Concentration Risk: Concentrating investments in a particular industry or group of industries makes the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that industry or related industries. Because the Fund will concentrate in the securities of a particular industry or group of industries to the same approximate extent as its index, the Fund may perform poorly during a downturn in that industry or group of industries.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

In the Performance subsection for the PD International Large-Cap Portfolio, the following will be added after the first sentence of the first paragraph:

The Average Annual Total Returns table includes both the broad-based market index the current sub-subadviser uses as its benchmark as well as the broad-based market index that was utilized by the immediately prior sub-adviser. The benchmark index was changed in connection with the Fund’s change in sub-adviser and sub-subadviser and change in strategy from an actively managed fund to a passively managed fund.

In the Performance subsection for the PD International Large-Cap Portfolio, the second paragraph will be deleted and replaced with the following:

FIAM LLC and Geode Capital Management, LLC, began managing the Fund on April 30, 2021, and some investment policies changed at that time. Another firm managed the Fund before that date.

In the Performance subsection for the PD International Large-Cap Portfolio, the following will be added after the fifth sentence of the first paragraph:

Performance reflects fee waivers, if any, that were in effect during the periods presented.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Average Annual Total Returns table includes both the broad-based market index the current sub-subadviser uses as its benchmark as well as the broad-based market index that was utilized by the immediately prior sub-adviser. The benchmark index was changed in connection with the Fund’s change in sub-adviser and sub-subadviser and change in strategy from an actively managed fund to a passively managed fund.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	In the Performance subsection for the PD International Large-Cap Portfolio, the Average Annual Total Returns table will be deleted and replaced with the following:
Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2020)
PD International Large-Cap Portfolio | MSCI World ex USA Index (reflects no deductions for fees, expenses, or taxes) (former index)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World ex USA Index (reflects no deductions for fees, expenses, or taxes) (former index)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.59%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.64%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.19%
PD International Large-Cap Portfolio | MSCI World ex USA Large Cap Index (reflects no deductions for fees, expenses, or taxes) (current index as of April 30, 2021)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World ex USA Large Cap Index (reflects no deductions for fees, expenses, or taxes) (current index as of April 30, 2021)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.90%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.41%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.93%
PD International Large-Cap Portfolio | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.21%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.28%
Less Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	0.22%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 23
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	84
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	151
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	350
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	23
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	84
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	151
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 350
Label	rr_AverageAnnualReturnLabel	Class P (incepted May 1, 2009)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.25%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.77%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.14%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2009

[1]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.
[2]	The investment adviser has agreed to waive 0.10% of its management fee on the first $100 million of assets and waive 0.05% on all assets above $100 million through April 30, 2022. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days’ written notice prior to the end of the contract term.